SHARE CAPITAL AND PREMIUM (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Nov. 22, 2024 shares
Disclosure of classes of share capital [line items]
Par value per share (in cents per share) | $ / shares	$ 1
Ordinary shares issued at the beginning of the year (in shares)	419,729,856	0	0
Issued in terms of the corporate restructuring at a nominal value of $1 (in shares)	0	419,685,792	0
Issued in terms of acquisition of Centamin (in shares)				82,497,229
Ordinary shares issued at the end of the year (in shares)	503,527,052	419,729,856	0
Deferred Share Plan (DSP)
Disclosure of classes of share capital [line items]
Issued in terms of employee share awards (in shares)	1,299,967	44,064
Bonus share plan, Co-investment plan, and Long term incentive plan
Disclosure of classes of share capital [line items]
Issued in terms of employee share awards (in shares)			0